Share-Based Compensation - Additional Information (Details)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021 USD ($) employee shares	Nov. 30, 2020 USD ($) employee shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Aug. 03, 2018 shares	Dec. 03, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding to purchase shares of common stock (in shares) | shares			22,625,323		22,625,323		21,843,781	25,087,416	14,936,726
Warrants outstanding (in shares) | shares			950,000		950,000		1,100,000	900,000
Share-based payments expense			$ 2,900,000	$ 2,000,000.0	$ 5,200,000	$ 4,000,000.0	$ 22,000,000.0	$ 12,000,000.0	$ 9,100,000
Unrecognized compensation expense related to non-vested share options			$ 8,700,000		$ 8,700,000		12,900,000
Weighted average period for recognition related to non-vested stock options					1 year 3 months 21 days
Exercised					$ 0.0	500,000	7,731,175	2,421,499	0.0
Total fair value of vested shares					4,800,000	1,900,000	$ 8,400,000	11,800,000	8,500,000
Cash received from options exercised					$ 0.0	$ 300,000
Weighted average exercise price of warrants (in dollars per share) | $ / shares			$ 4.24		$ 4.24		$ 4.00
Weighted average remaining life of warrants					2 months 4 days		7 months 9 days
Granted date fair value of restricted shares	$ 12,400,000
Unrecognized compensation cost related to unvested restricted shares			$ 0		$ 0
2010 Stock Incentive Plan ("the Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares) | shares										56,800,000	31,500,000
Number of options available for issuance (in shares) | shares			16,600,000		16,600,000		17,400,000
Restricted shares granted (in shares) | shares		100,000
Number of employees and directors granted shares | employee		1
Amount of grant date fair value of the restricted shares		$ 100,000
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding to purchase shares of common stock (in shares) | shares			22,600,000		22,600,000
Weighted average period for recognition related to non-vested stock options							1 year 4 months 24 days
Cash received from options exercised							$ 8,400,000	$ 1,700,000	$ 0.0
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted (in shares) | shares	5,000,000.0						5,025,000
Number of employees and directors granted shares | employee	7
Unrecognized compensation cost related to unvested restricted shares							$ 0